Leases - Lease obligations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Balance – Beginning of period	$ 4,001
Additions	286
Interest accretion	207
Lease repayments	(1,044)
Effects of foreign exchange	(349)
Balance – End of period	3,101
Current	1,253	$ 1,311
Non-current	$ 1,848	$ 2,690